Document and Entity Information	Dec. 23, 2025
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	ALDABRA 4 LIQUIDITY OPPORTUNITY VEHICLE, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002083989
Amendment Flag	false